Mineral Interests (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfMineralInterestTableLineItems [Line Items]
Beginning balance	$ 358,135	$ 322,930
Expenditures / Acquisitions	37,169	37,090
Recoveries		(1,885)
Ending Balance	395,304	358,135
KSM [Member]
DisclosureOfMineralInterestTableLineItems [Line Items]
Beginning balance	248,561	233,662
Expenditures / Acquisitions	28,025	14,899
Recoveries
Ending Balance	276,586	248,561
Courageous Lake [Member]
DisclosureOfMineralInterestTableLineItems [Line Items]
Beginning balance	69,587	68,702
Expenditures / Acquisitions	4,060	885
Recoveries
Ending Balance	73,647	69,587
Iskut [Member]
DisclosureOfMineralInterestTableLineItems [Line Items]
Beginning balance	25,221	19,795
Expenditures / Acquisitions	3,810	7,311
Recoveries		(1,885)
Ending Balance	29,031	25,221
Snowstorm [Member]
DisclosureOfMineralInterestTableLineItems [Line Items]
Beginning balance	13,995
Expenditures / Acquisitions	1,274	13,995
Recoveries
Ending Balance	15,269	13,995
Grassy Mountain [Member]
DisclosureOfMineralInterestTableLineItems [Line Items]
Beginning balance	771	771
Expenditures / Acquisitions
Recoveries
Ending Balance	$ 771	$ 771